Right of use assets and lease obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Right of use assets
Opening balance, November 1, 2022	$ 30,519
Net additions	9,851
Terminations	(169)
Impairment loss	(590)
Depreciation expense for the period	(8,968)
Balance at October 31, 2023	30,643	$ 30,519
Lease Liabilities
Opening balance, November 1, 2022	33,768
Additions	9,921
Terminations	(163)
Adjustments	96
Cash outflows in the year	(11,065)
Accretion expense for the year ended (Note 17)	2,480
Balance at October 31, 2023	35,037	33,768
Current portion	(7,214)	(7,629)
Non-current	$ 27,823	$ 26,139